Business acquisitions and development projects - Additional Information (Details) In Thousands, unless otherwise specified	12 Months Ended		0 Months Ended		0 Months Ended			0 Months Ended		3 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended		1 Months Ended	0 Months Ended
	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Sep. 19, 2014 Park Water Company USD ($) water_utility	Sep. 19, 2014 Park Water Company USD ($)	Mar. 31, 2014 Wind Portfolio SponsorCo, LLC USD ($)	Mar. 31, 2014 Wind Portfolio SponsorCo, LLC CAD	Mar. 31, 2014 Wind Portfolio SponsorCo, LLC	Dec. 20, 2013 New England Gas System USD ($)	Dec. 20, 2013 New England Gas System CAD	Jun. 30, 2014 New England Gas System USD ($)	Dec. 31, 2014 New England Gas System USD ($)	Dec. 31, 2014 New England Gas System CAD	Dec. 31, 2013 New England Gas System CAD	Jan. 01, 2013 Shady Oaks MW	Dec. 31, 2014 Shady Oaks USD ($)	May 30, 2014 White Hall Water System USD ($) customer	Mar. 27, 2015 Subsequent Event New Hampshire Gas USD ($) customer	Mar. 27, 2014 Cornwall Solar Facility CAD MWac	Dec. 31, 2014 Bakersfield Solar Project USD ($) MWac	Aug. 13, 2014 Bakersfield Solar Project Partnership Tax Investor USD ($)	Dec. 31, 2014 Bakersfield Solar Project Partnership Tax Investor USD ($)	Dec. 31, 2014 Bakersfield Solar Project Redeemable Noncontrolling Interest Partnership Tax Investor CAD	Dec. 02, 2014 Saint-Damase MWh	Dec. 02, 2014 Saint-Damase CAD	Dec. 31, 2014 Power plant Primary Beneficiary Saint-Damase MW	Mar. 31, 2014 Class B Units Wind Portfolio SponsorCo, LLC
Business Acquisition [Line Items]
Evaluated Power Capacity														109.5											24
Propane gas distribution center customers																	1,200
Purchase price, adjusted			$ 327,000					$ 62,745	67,010							$ 4,499	$ 3,047	47,561
Number of regulated water utilities			3
Long-term utility debt assumed				77,000
Solar power capacity																		10	20
Additions to property, plant and equipment	432,373	158,377																41,551	56,814
Partnership agreement, funded amount																				22,800
Partnership agreement, tax equity investment																					10,470
Partnership agreement, recognized transaction costs																						956
Wind power capacity																							24
Property, plant and equipment	3,278,422	2,708,704																						69,655
Weighted average useful life of assets acquired								31 years	31 years									33 years					35 years
Number of water distribution customers																1,900
Number of wastewater treatment customers																2,400
Noncontrolling interest acquired							40.00%
Acquisition of non-controlling interest	127,121	0			115,000	127,121
Ownership percentage																										100.00%
Adjustments to property, plant, and equipment											(1,190)
Adjustments to environmental obligation											4,408
Adjustments to pension obligation											772
Adjustment to total consideration transferred										3,108	4,642				1,133
Revenue of acquiree since acquisition date												91,782	3,582
Earnings or loss of acquiree since acquisition date												10,819	1,153